RELATED-PARTY TRANSACTIONS - Key Management compensation and other information from related parties (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) EquityInstruments shares	Dec. 31, 2024 BRL (R$) EquityInstruments shares	Dec. 31, 2023 BRL (R$) EquityInstruments shares
RELATED PARTY TRANSACTIONS
Cost of Salaries, variable compensation and benefits	R$ 37,422	R$ 40,396	R$ 36,964
Cost of contributions to management's defined contribution pension plans	2,017	1,952	1,986
Cost of long-term incentive plans	30,014	32,098	25,352
Total compensation	69,453	74,446	64,302
Cost of social charges	R$ 15,344	R$ 16,361	R$ 17,077
Key Management personnel (Board of Directors and executive officers) | Restricted and Performance Shares
Restricted shares granted to Management
Balance, beginning of year | EquityInstruments	4,073,931	4,945,852	3,415,166
Granted | EquityInstruments	1,091,796	1,410,887	2,705,702
Exercised | EquityInstruments	(803,483)	(2,751,812)	(938,953)
Cancelled | EquityInstruments		(321,345)	(404,922)
Share Bonus | shares		790,349	168,859
Base Adjustment | shares	(64,382)
Balance, end of year | EquityInstruments	4,297,862	4,073,931	4,945,852
Fundacao Gerdau, Instituto Gerdau and Fundacao Ouro Branco
Restricted shares granted to Management
Contributions to defined contribution pension plans	R$ 160,433	R$ 206,344
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A.
Restricted shares granted to Management
Investments in debentures	4,815	2,288
Financial income	R$ 110,360	R$ 105,859